Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

November 20, 2009

Barbara Jacobs
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   PMX Communities, Inc.
      Amendment 1 to Form S-1
      Filed October 16, 2009
      File Number 333-161699

Dear Ms. Jacobs:

In response to your letter dated November 4, 2009, please note the following:

Amendment 1 to Form S-1

Part 1

Risk Factors, page 6

1. We note your response and the revisions made in response to our prior comment 1 and note that several of the subcaptions in your risk factors section still do not adequately describe how the conditions or uncertainties discussed in the related risk factor will affect your operations. As examples, we note the following risk factor subcaptions:
   - "we rely on the value of the PMX Communities brand, and the costs of maintaining and enhancing our brand awareness will increase," on page 11; and
   - "We post our privacy policies and practices concerning the use and disclosure of user data," on page 12; and

Please revise your risk factors throughout as necessary so that each subcaption adequately describes how the risk may affect your company and investors. See Item 503(c) of Regulation S-K.

We have revised the appropriate subcaptions to adequately describe the risk.

2. As a related matter, please tell us why you decided in this amendment to delete the risk factor entitled "There is a large disparity between the offering price and the prices at which selling security holders acquired their common shares."

The risk factor was deleted due to the fact that the offering is for selling security holders only. Upon further review, the risk factor has been reinserted into the registration statement.

Plan of Distribution and Selling Security Holders, page 17
3. We refer to your selling shareholders table and note that the seven selling shareholders listed on page 19 are also holders of the promissory notes representing loans extended to your company by AU Spectators, LLC. Please revise your document to include in your selling shareholders section a description of any material relationships these selling shareholders have had with your company or any of your predecessors or affiliates over the past there years. See
Item 507 of Regulation S-K.

A footnote describing the material relationships has been added.

4. As a related matter, we note the following shareholders listed in your shelling shareholders table: Aida Carrasquillo, Aida L. Carrasquillo, Jeffrey Bryant Carrasquillo, and Jeffery Carrasquillo(1). Please revise your registration statement to affirmatively state, if true, that there are no relationships between these selling shareholders and your company or any of its predecessors or affiliates.

The relationships have been disclosed.

Business operations, page 20
5. We refer to your response to our prior comment 11 and note the risk factor under the subcaption "The successful operation of our business
depends upon the supply of critical elements. . " on page 11.   In
particular, we note your statement that "[you] depend upon third parties, to a substantial extent, for several critical elements of our business, including various technology, infrastructure, content development, software and distribution components." To the extent your business operations are substantially dependent on any third-party suppliers or service providers, please revise your Business Operations section to identify such third-parties and describe the material terms of your relationship with the third-parties.

The risk factor has been revised for accuracy to delete the phrase "to a substantial extent". No further disclosure has been made to the Business Operations section as the separate agreements are not deemed to be material and PMX Communities is of the opinion that alternative supplier at similar rates are available.

Management's Discussion and Analysis of Financial Condition
Liquidity and Capital Resources, page 30
6. We reissue part of our prior comment 14 to disclose the minimum period of time that you will be able to conduct your planned operations using currently available capital resources. In this regard, you should be sure to include quantitative disclosure regarding the anticipated capital expenditures related to the expenses you will incur upon becoming a reporting company. For guidance, see Section III.B of SEC Release No. 33-6835, available on our website at http://www.sec.gov/rules/interp/33-6835.htm.



The following disclosure has been added.

We only have sufficient currently available capital resources for the next 30-60 days. Anticipated capital expenditures relating to the expenses we will incur upon becoming a reporting company are estimated to range from $5,000-$10,000 per quarter.

Executive Compensation
Summary Compensation Table, page 35
7. We refer to your response to our prior comment 21 and note that the one million shares issued to Mervyn Gervis in May 2009 were issued for services he provided as vice president of your company. Please revise your document to include in your Executive Compensation section narrative disclosure regarding the issuance of these shares to Mr. Gervis. See Item 402(m)(1) of Regulation S-K.

The following disclosure was already made under the summary compensation table in the prior amendment.

On May 15, 2009, we entered into an agreement pursuant to which we issued 1,000,000 common shares to Mr. Gervis for services valued at $100. No cash has been paid to the directors in their capacity as such.

No further discussion has been added regarding Mr. Gervis' receipt of the 1,000,000 common shares.

Certain Relationships and Related Transactions, page 36
8. We refer to your response to our prior comments 17 and 18 and note that, while your response indicates otherwise, you have not revised your document to fully respond to these comments. Accordingly, please revise your document to provide the information required by Item 404(a) of Regulation S-K as it pertains to the license agreement between your company and Invisosoft. You should also include a discussion of the material terms of the agreement with Invisosoft and how those material terms would compare to the material terms of a similar agreement had you entered into it with an unrelated third-party.

The following disclosure has been added.

Agreement with Invisosoft. Invisosoft is a software developer of a proprietary and copyrighted audio video software product known as Invisosoft Live Communicator Suite that enables VOIP/Audiovisual conferencing. On June 23, 2009, PMX Communities acquired an initial 100 Activation Seats of the Invisosoft Live Communicator Suite Software. The seats were acquired for $50 per seat. The term of the agreement is for five years. Dennis Carrasquillo, an officer and director of PMX Communities, Inc. has been vice president of Invisosoft, Inc. since 2005. For the first two years, PMX Communities shall have the right to increase the number of activator seats at anytime via a one time payment of $50 per seat up to a maximum of one hundred thousand seats.



Management is of the opinion that the material terms of the agreement with Invisosoft are favorable compared to the material terms of a similar agreement had PMX Communities entered into it with an unrelated third-party.

Financial Statements
Statement of Stockholders' Equity, page 58
9. You do not appear to have responded to or revised your registration statement for our prior comment 19. Please revise to show the correct number of common shares outstanding at June 30, 2009 of 53,600,000. Your current presentation shows 55,600,000, which is not the proper sum of the information for the ending balance as of June 30, 2009.

The number has been reconciled.

Part II.
Exhibits
Exhibit 5. Legality Opinion
10. We refer to our prior comment 25 and note your revised opinion of counsel regarding the legality of the shares being sold by the selling shareholders pursuant to this registration statement. Please revise so as to remove the assumption of counsel that the shares being sold pursuant to this registration statement "have been and will be issue." See Item 601(b)(5)(i) of Regulation S-K.

The opinion has been revised as requested.

Thank you for your time and consideration in this matter.


Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker